Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Employer national insurance contingent liability	£ 1.6	£ 3.3
Prevailing rate of employer national insurance	13.80%